MARKETABLE SECURITIES - SHORT-TERM INVESTMENT IN MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable securities by category
Amortized Cost	$ 734	$ 11,577	$ 5,274
Fair value	734	11,577	5,274
Commercial paper
Marketable securities by category
Amortized Cost		4,240	349
Fair value		4,240	349
Corporate obligations
Marketable securities by category
Amortized Cost	$ 734	7,337	4,925
Fair value		$ 7,337	$ 4,925